Investments Accounted for Using the Equity Method - Summary of Investments Accounted for Using the Equity Method (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Investments in subsidiaries, joint ventures and associates [abstract]
Associates	¥ 160,732	¥ 154,004
Joint ventures	1,079	1,224
Investments accounted for using the equity method	¥ 161,811	¥ 155,228